UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Sector Omega ASA
Address:                 Filipstad Brygge 2, P.O. Box 1994 Vika
                         Oslo, Norway 0125

Form 13F File Number:     28-13611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tonje Vegarud
Title:     Head of Settlements
Phone:     +47 23012909

Signature, Place and Date of Signing:

/s/ Tonje Vegarud          Oslo, Norway              May 5, 2011

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                       0

Form 13F Information Table Entry Total                  21

Form 13F Information Table Value Total: $69,082 (thousands)

List of Other Included Managers: None

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
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
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Column 1                      Column 2       Column 3   Column 4   Column 5              Column 6    Column 7        Column 8

                                                                   Shares or
                              Title of                  Value      Principal  SH/  PUT/  Investment   Other       Voting Authority
Name of Issuer                 Class           Cusip   (x$1,000)     Amount   PRN  CALL  Discretion  Managers    Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORP NEW              COM            166764100     9,602      89,379  SH            SOLE       NONE      89,379
BP PLC                        SPONSORED ADR  055622104     7,531     170,622  SH            SOLE       NONE     170,622
MARATHON OIL CORP             COM            565849106     6,501     121,941  SH            SOLE       NONE     121,941
HESS CORP                     COM            42809H107     6,192      72,670  SH            SOLE       NONE      72,670
BAKER HUGHES INC              COM            057224107     6,042      82,284  SH            SOLE       NONE      82,284
CONOCOPHILLIPS                COM            20825C104     5,884      73,677  SH            SOLE       NONE      73,677
PETROHAWK ENERGY CORP         COM            716495106     5,179     211,054  SH            SOLE       NONE     211,054
HALLIBURTON CO                COM            406216101     4,597      92,228  SH            SOLE       NONE      92,228
NATIONAL OILWELL VARCO INC    COM            637071101     4,194      52,903  SH            SOLE       NONE      52,903
COBALT INTL ENERGY INC        COM            19075F106     4,097     243,733  SH            SOLE       NONE     243,733
OIL SVC HOLDRS TR             DEPOSTRY RCPT  678002106     1,676      10,200  SH            SOLE       NONE      10,200
NOBLE CORPORATION BAAR        NAMEN -AKT     H5833N103       328       7,189  SH            SOLE       NONE       7,189
MURPHY OIL CORP               COM            626717102       323       4,400  SH            SOLE       NONE       4,400
ROWAN COS INC                 COM            779382100       312       7,070  SH            SOLE       NONE       7,070
PATTERSON UTI ENERGY INC      COM            703481101       254       8,647  SH            SOLE       NONE       8,647
HELIX ENERGY SOLUTIONS GRP I  COM            42330P107       232      13,480  SH            SOLE       NONE      13,480
SUPERIOR ENERGY SVCS INC      COM            868157108       205       4,998  SH            SOLE       NONE       4,998
HOLLY CORP                    COM PAR $0.01  435758305       198       3,258  SH            SOLE       NONE       3,258
MCDERMOTT INTL INC            COM            580037109       142       5,612  SH            SOLE       NONE       5,612
OIL STS INTL INC              COM            678026105       113       1,490  SH            SOLE       NONE       1,490
SELECT SECTOR SPDR TR         PUT            81369Y956     5,480      20,000       PUT      SOLE       NONE      20,000
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